Borrowings - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total borrowings	$ 1,187,138	$ 1,216,400
Less: Deferred finance costs, net	(14,638)	(11,453)
Add: bond premium	617	890
Less: current portion of credit facilities, net of deferred finance costs	(141,214)	(45,403)
Less: current portion of Sale and Leaseback Agreements, net of deferred finance costs	(31,739)	(5,561)
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	1,000,164	1,154,873
Total credit facilities
Debt Instrument [Line Items]
Total borrowings	875,964	1,147,879
Ship Mortgage Notes $670,000
Debt Instrument [Line Items]
Total borrowings	658,000	670,000
Term Loan B
Debt Instrument [Line Items]
Total borrowings	0	197,824
BNP Paribas S.A. and DVB Bank S.E.
Debt Instrument [Line Items]
Total borrowings	0	51,750
Eurobank Ergasias S.A. $52,200
Debt Instrument [Line Items]
Total borrowings	0	32,841
Eurobank Ergasias S.A. $52,000
Debt Instrument [Line Items]
Total borrowings	28,758	31,206
Norddeutsche Landesbank Girozentrale
Debt Instrument [Line Items]
Total borrowings	0	22,266
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank
Debt Instrument [Line Items]
Total borrowings	39,453	42,578
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB
Debt Instrument [Line Items]
Total borrowings	39,173	46,846
BNP Paribas $44,000
Debt Instrument [Line Items]
Total borrowings	28,000	32,000
HSH $24,000
Debt Instrument [Line Items]
Total borrowings	18,280	20,568
HCOB $31,800
Debt Instrument [Line Items]
Total borrowings	31,800	0
Deutsche Bank AG Filiale Deutschlandgeschäft
Debt Instrument [Line Items]
Total borrowings	32,500	0
Sale and Leaseback Agreements–$71,500
Debt Instrument [Line Items]
Total borrowings	62,563	0
Sale and Leaseback Agreements–$103,155
Debt Instrument [Line Items]
Total borrowings	97,723	68,521
Sale and Leaseback Agreements–$15,000
Debt Instrument [Line Items]
Total borrowings	14,219	0
Sale and Leaseback Agreements–$47,220
Debt Instrument [Line Items]
Total borrowings	45,858	0
Sale and Leaseback Agreements–$90,811
Debt Instrument [Line Items]
Total borrowings	$ 90,811	$ 0